Recapitalization (Q3) (Details)	Mar. 23, 2017 USD ($) shares
Recapitalization [Abstract]
Number of common shares issued, pre-split (in shares)	2,351,355
Number of common shares retired, pre-split (in shares)	5,000,000
Number of common shares issued in private placement, pre-split (in shares)	476,092
Value of common shares issued in private placement | $	$ 600,000
Series A Convertible Preferred Stock [Member]
Recapitalization [Abstract]
Number of convertible preferred shares issued, pre-split (in shares)	324,327
Series B Convertible Preferred Stock [Member]
Recapitalization [Abstract]
Number of convertible preferred shares issued, pre-split (in shares)	27,027
Value of preferred shares issued in private placement | $	$ 250,000